Information by Segment - Segment Information by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
ASSETS
TOTAL CURRENT ASSETS	$ 6,581,254	$ 6,383,986
Cash and cash equivalents	1,938,997	1,904,285
Other current financial assets	120,383	210,393
Other current non-financial assets	486,162	307,732
Trade and other current receivables	3,504,457	3,551,022
Current accounts receivable from related parties	16,369	14,337
Inventories	396,239	339,398
Current tax assets	107,321	50,994
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
Other non-current financial assets	3,049,811	2,796,475
Other non-current non-financial assets	2,735,890	1,140,708
Trade and other non-current receivables	587,957	906,508
Non-current accounts receivable from related parties	847	1,652
Investments accounted for using the equity method	1,978	2,596	$ 2,747
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,088,234	433,037
TOTAL ASSETS	29,776,384	27,396,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,735,932	9,650,756
Other current financial liabilities	1,490,051	1,648,099
Trade and other current payables	3,920,045	4,116,247
Current accounts payable to related parties	494,511	2,996,668
Other current provisions	286,052	422,863
Current tax liabilities	220,727	192,924
Other current non-financial liabilities	320,755	270,120
Liabilities Included In Disposal Groups Classified As Held For Sale	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
Other non-current financial liabilities	4,890,458	4,621,868
Trade and other non-current payables	2,335,997	933,056
Other long-term provisions	976,327	1,363,976
Deferred tax liabilities	643,854	546,070
Non-current provisions for employee benefits	1,836,362	1,343,507
Other non-current non-financial liabilities	111,268	105,223
TOTAL EQUITY	12,246,186	8,831,900	8,278,507		$ 7,879,739
Equity attributable to shareholders of Enel Américas	9,966,287	6,724,008
Issued capital	9,783,875	6,763,204
Retained earnings	5,474,411	4,841,687		$ 961,107
Other reserves	(5,291,999)	(4,880,883)	(3,866,564)		$ (3,764,697)
Non-controlling interests	2,279,899	2,107,892
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
Revenues and Other Operating Income	14,314,112	12,989,689	10,438,003
Revenues	13,053,376	11,924,761	9,489,266
Energy sales	11,798,362	10,929,323	8,559,077
Other sales	58,752	48,968	44,194
Other services rendered	1,196,262	946,470	885,995
Other operating income	1,260,736	1,064,928	948,737
Raw Materials and Consumables Used	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	(1,056,122)	(1,122,895)	(1,078,896)
Contribution Margin	5,773,089	5,041,289	4,555,215
Other work performed by the entity and capitalized	181,565	177,997	173,186
Employee benefits expenses	(809,753)	(840,493)	(837,984)
Other expenses	(1,150,709)	(1,021,085)	(943,156)
GROSS OPERATING RESULT	3,994,192	3,357,708	2,947,261
Depreciation and amortization expense	(948,330)	(862,440)	(648,114)
Impairment loss recognized in the period’s profit or loss	2,126	61,753	44,577
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,125)	(122,501)	(124,325)
OPERATING INCOME	2,768,863	2,434,520	2,219,399
Total financial results	(377,533)	(332,663)	(582,406)
Total financial income	449,661	358,081	293,843
Cash and cash equivalents	145,532	133,180	123,139
Other financial income	304,129	224,901	170,704
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(281,359)	(312,204)	(215,836)
Other	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	136,960	110,635	(6,714)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	583	2,452	3,310
Total	14,196	681	5,345
Gain (loss) from other investments	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	13,148	630	5,160
Income from continuing operations, before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	2,169,763	1,667,058	1,126,514
NET INCOME	2,169,763	1,667,058	1,126,514
Shareholders of Enel Americas	1,614,085	1,201,381	709,043
Non-controlling interests	555,678	465,677	417,471
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	(822,904)	1,867,066	(588,520)
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	709,462	526,410
Cash and cash equivalents	634,221	441,045
Other current financial assets	1,637	7,467
Other current non-financial assets	3,811	5,544
Trade and other current receivables	839	956
Current accounts receivable from related parties	59,808	71,184
Current tax assets	9,146	214
TOTAL NON-CURRENT ASSETS	10,105,798	7,491,715
Other non-current non-financial assets	3,125	3,414
Trade and other non-current receivables	126	58
Non-current accounts receivable from related parties	375,000	375,000
Investments accounted for using the equity method	9,726,059	7,113,243
Property, plant and equipment	19
Deferred taxes Assets before compensation	1,469
TOTAL ASSETS	10,815,260	8,018,125
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	508,799	461,314
Other current financial liabilities	362,531	363,057
Trade and other current payables	62,072	43,723
Current accounts payable to related parties	83,446	53,178
Other current provisions	561	1,164
Other current non-financial liabilities	189	192
TOTAL NON-CURRENT LIABILITIES	598,977	612,001
Other non-current financial liabilities	595,998	601,014
Deferred tax liabilities		8,374
Non-current provisions for employee benefits	2,979	2,613
TOTAL EQUITY	9,707,484	6,944,810
Equity attributable to shareholders of Enel Américas	9,707,484	6,944,810
Issued capital	9,783,875	6,763,204
Retained earnings	3,186,021	3,423,217
Other reserves	(3,262,412)	(3,241,611)
TOTAL LIABILITIES AND EQUITY	10,815,260	8,018,125
Revenues and Other Operating Income	902	1,335	4
Other operating income	902	1,335	4
Contribution Margin	902	1,335	4
Employee benefits expenses	(7,695)	(6,732)	(8,070)
Other expenses	(23,211)	(27,113)	(21,316)
GROSS OPERATING RESULT	(30,004)	(32,510)	(29,382)
OPERATING INCOME	(30,004)	(32,510)	(29,382)
Total financial results	(31,514)	(19,825)	(3,438)
Total financial income	37,675	47,281	29,595
Cash and cash equivalents	16,018	7,245	8,207
Other financial income	21,657	40,036	21,388
Financial costs	(50,740)	(61,869)	(38,662)
Bank borrowings	(11,379)	(8,084)
Secured and unsecured obligations	(25,225)	(25,736)	(25,977)
Other	(14,136)	(28,049)	(12,685)
Foreign currency exchange differences	(18,449)	(5,237)	5,629
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(227)	441	1,605
Income from continuing operations, before taxes	(61,745)	(51,894)	(31,215)
Income tax expenses, continuing operations	9,598	(7,137)	(28,109)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	(52,147)	(59,031)	(59,324)
NET INCOME	(52,147)	(59,031)	(59,324)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(49,135)	(34,496)	23,174
Net cash flows from (used in) investing activities	(2,220,047)	348,295	(982,614)
Net cash flows from (used in) financing activities	2,475,888	(52,458)	(319,794)
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	626,439	644,916
Cash and cash equivalents	130,856	182,829
Other current non-financial assets	47,708	26,228
Trade and other current receivables	386,317	389,563
Current accounts receivable from related parties	12,368	16,513
Inventories	31,075	29,623
Current tax assets	18,115	160
TOTAL NON-CURRENT ASSETS	2,622,717	2,585,687
Other non-current financial assets	3,209	14
Other non-current non-financial assets	3,354	927
Trade and other non-current receivables	308,730	409,285
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	357,963	292,079
Intangible assets other than goodwill	30,519	22,170
Goodwill	4,665	4,827
Property, plant and equipment	1,888,319	1,856,267
Deferred taxes Assets before compensation	25,890	10
TOTAL ASSETS	3,249,156	3,230,603
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	746,901	1,094,163
Other current financial liabilities	7,289	14,322
Trade and other current payables	438,227	716,892
Current accounts payable to related parties	119,403	114,938
Other current provisions	44,825	131,593
Current tax liabilities	92,080	89,622
Other current non-financial liabilities	45,077	26,796
TOTAL NON-CURRENT LIABILITIES	616,239	592,984
Other non-current financial liabilities	40,656	40,229
Trade and other non-current payables	152,240	195,385
Non-current accounts payable to related companies	16,228	6,230
Other long-term provisions	23,710	23,144
Deferred tax liabilities	311,503	244,255
Non-current provisions for employee benefits	14,178	14,599
Other non-current non-financial liabilities	57,724	69,142
TOTAL EQUITY	1,886,016	1,543,456
Equity attributable to shareholders of Enel Américas	1,886,016	1,543,456
Issued capital	936,444	997,714
Retained earnings	238,459	13,202
Other reserves	711,113	532,540
TOTAL LIABILITIES AND EQUITY	3,249,156	3,230,603
Revenues and Other Operating Income	1,782,532	1,516,392	1,520,474
Revenues	1,481,493	1,488,830	1,482,423
Energy sales	1,435,040	1,443,845	1,426,617
Other sales	2,771	191	194
Other services rendered	43,682	44,794	55,612
Other operating income	301,039	27,562	38,051
Raw Materials and Consumables Used	(903,365)	(769,333)	(712,345)
Energy purchases	(715,723)	(656,647)	(619,314)
Fuel consumption	(100,579)	(21,095)	(4,074)
Transportation costs	(25,949)	(37,414)	(15,926)
Other miscellaneous supplies and services	(61,114)	(54,177)	(73,031)
Contribution Margin	879,167	747,059	808,129
Other work performed by the entity and capitalized	48,095	54,308	75,737
Employee benefits expenses	(200,284)	(265,521)	(370,729)
Other expenses	(175,437)	(139,867)	(185,752)
GROSS OPERATING RESULT	551,541	395,979	327,385
Depreciation and amortization expense	(143,179)	(173,774)	(78,353)
Impairment loss recognized in the period’s profit or loss		66,987	54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(42,541)	(56,654)	(39,214)
OPERATING INCOME	365,821	232,538	264,637
Total financial results	160,817	257,912	(145,441)
Total financial income	122,200	107,807	87,760
Cash and cash equivalents	90,691	75,692	61,757
Other financial income	31,509	32,115	26,003
Financial costs	(189,401)	(226,859)	(265,443)
Bank borrowings	(4,019)	(177)	(136)
Other	(185,382)	(226,682)	(265,307)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	103,541	106,584	32,242
Share of profit (loss) of associates and joint ventures accounted for using the equity method	810	2,011	1,705
Total	1,080	74	230
Gain (loss) from other investments	1,041	51	168
Gain (loss) from the sale of property, plants and equipment	39	23	62
Income from continuing operations, before taxes	528,528	492,535	121,131
Income tax expenses, continuing operations	(132,137)	(203,661)	27,183
INCOME AFTER TAX FROM CONTINUING OPERATIONS	396,391	288,874	148,314
NET INCOME	396,391	288,874	148,314
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	241,095	157,539	209,757
Net cash flows from (used in) investing activities	(175,679)	(98,752)	(122,760)
Net cash flows from (used in) financing activities	(47,566)	(23,844)	(17,354)
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,304,036	4,198,462
Cash and cash equivalents	699,524	633,692
Other current financial assets	115,002	178,492
Other current non-financial assets	376,857	220,719
Trade and other current receivables	2,691,586	2,801,407
Current accounts receivable from related parties	109,394	106,693
Inventories	236,485	209,125
Current tax assets	75,188	48,334
TOTAL NON-CURRENT ASSETS	13,482,703	11,585,461
Other non-current financial assets	3,046,431	2,795,863
Other non-current non-financial assets	2,690,639	1,127,643
Trade and other non-current receivables	236,555	457,162
Non-current accounts receivable from related parties	17,039	7,768
Intangible assets other than goodwill	5,306,273	5,653,825
Goodwill	638,031	662,218
Property, plant and equipment	476,609	436,248
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,060,872	433,026
TOTAL ASSETS	17,786,739	15,783,923
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	3,918,889	6,524,191
Other current financial liabilities	839,483	748,859
Trade and other current payables	2,569,032	2,461,540
Current accounts payable to related parties	134,906	2,912,524
Other current provisions	144,977	194,942
Current tax liabilities	6,741	15,965
Other current non-financial liabilities	223,750	190,361
TOTAL NON-CURRENT LIABILITIES	7,528,770	5,554,977
Other non-current financial liabilities	2,389,194	2,093,405
Trade and other non-current payables	2,171,886	727,211
Non-current accounts payable to related companies	387,076	240,611
Other long-term provisions	848,183	1,279,877
Deferred tax liabilities	26,428	11,188
Non-current provisions for employee benefits	1,683,453	1,198,014
Other non-current non-financial liabilities	22,550	4,671
TOTAL EQUITY	6,339,080	3,704,755
Equity attributable to shareholders of Enel Américas	6,339,080	3,704,755
Issued capital	4,123,929	1,730,839
Retained earnings	597,534	532,531
Share premium	742,877	771,039
Other reserves	874,740	670,346
TOTAL LIABILITIES AND EQUITY	17,786,739	15,783,923
Revenues and Other Operating Income	8,608,890	7,489,756	5,132,814
Revenues	7,685,111	6,520,243	4,285,949
Energy sales	6,805,945	5,865,566	3,841,034
Other sales	3,755	2,225	1,855
Other services rendered	875,411	652,452	443,060
Other operating income	923,779	969,513	846,865
Raw Materials and Consumables Used	(5,906,736)	(5,366,693)	(3,502,183)
Energy purchases	(4,311,902)	(3,855,878)	(2,359,632)
Fuel consumption	(58,506)	(18,151)	(70,470)
Transportation costs	(739,219)	(631,737)	(279,332)
Other miscellaneous supplies and services	(797,109)	(860,927)	(792,749)
Contribution Margin	2,702,154	2,123,063	1,630,631
Other work performed by the entity and capitalized	89,871	83,214	69,089
Employee benefits expenses	(434,266)	(402,618)	(306,267)
Other expenses	(713,637)	(603,682)	(486,694)
GROSS OPERATING RESULT	1,644,122	1,199,977	906,759
Depreciation and amortization expense	(488,163)	(375,937)	(270,611)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(225,557)	(55,843)	(76,255)
OPERATING INCOME	930,402	768,197	559,893
Total financial results	(374,162)	(430,868)	(225,126)
Total financial income	291,262	215,449	179,316
Cash and cash equivalents	25,405	33,259	32,537
Other financial income	265,857	182,190	146,779
Financial costs	(679,377)	(614,811)	(361,158)
Bank borrowings	(106,312)	(131,557)	(65,154)
Secured and unsecured obligations	(112,770)	(124,722)	(35,259)
Other	(460,295)	(358,532)	(260,745)
Foreign currency exchange differences	13,953	(31,506)	(43,284)
Total	2,144	386	954
Gain (loss) from other investments	1
Gain (loss) from the sale of property, plants and equipment	2,143	386	954
Income from continuing operations, before taxes	558,384	337,715	335,721
Income tax expenses, continuing operations	313,730	217,748	(66,666)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	872,114	555,463	269,055
NET INCOME	872,114	555,463	269,055
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	999,122	299,827	371,425
Net cash flows from (used in) investing activities	(855,965)	(2,434,755)	(1,809,287)
Net cash flows from (used in) financing activities	(66,875)	2,389,830	1,608,280
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	560,017	710,105
Cash and cash equivalents	186,762	394,484
Other current financial assets	3,512	24,434
Other current non-financial assets	12,941	8,850
Trade and other current receivables	260,132	217,987
Current accounts receivable from related parties	2,072	1,403
Inventories	83,152	57,118
Current tax assets	120	4
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	4,371,244	4,200,842
Other non-current financial assets	171	598
Other non-current non-financial assets	21,844	8,753
Trade and other non-current receivables	42,546	40,003
Investments accounted for using the equity method	141	137
Intangible assets other than goodwill	125,795	95,095
Goodwill	5,835	5,902
Property, plant and equipment	4,174,912	4,050,353
Deferred taxes Assets before compensation		1
TOTAL ASSETS	4,931,261	4,910,947
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	876,231	1,116,652
Other current financial liabilities	175,545	390,762
Trade and other current payables	460,442	535,183
Current accounts payable to related parties	62,468	53,265
Other current provisions	38,297	35,841
Current tax liabilities	108,167	73,902
Other current non-financial liabilities	27,521	23,864
Liabilities Included In Disposal Groups Classified As Held For Sale	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	1,648,410	1,630,556
Other non-current financial liabilities	1,410,597	1,428,551
Trade and other non-current payables	997
Other long-term provisions	49,659	40,340
Deferred tax liabilities	51,332	32,622
Non-current provisions for employee benefits	129,507	123,151
Other non-current non-financial liabilities	6,318	5,892
TOTAL EQUITY	2,406,620	2,163,739
Equity attributable to shareholders of Enel Américas	2,406,620	2,163,739
Issued capital	203,580	205,915
Retained earnings	854,096	639,936
Share premium	92,490	93,552
Other reserves	1,256,454	1,224,336
TOTAL LIABILITIES AND EQUITY	4,931,261	4,910,947
Revenues and Other Operating Income	2,538,922	2,671,192	2,384,407
Revenues	2,513,971	2,642,886	2,366,028
Energy sales	2,250,753	2,388,426	2,128,847
Other sales	28,737	23,232	20,466
Other services rendered	234,481	231,228	216,715
Other operating income	24,951	28,306	18,379
Raw Materials and Consumables Used	(1,054,749)	(1,208,848)	(950,865)
Energy purchases	(596,652)	(721,047)	(529,504)
Fuel consumption	(49,225)	(53,414)	(30,789)
Transportation costs	(261,082)	(268,498)	(244,492)
Other miscellaneous supplies and services	(147,790)	(165,889)	(146,080)
Contribution Margin	1,484,173	1,462,344	1,433,542
Other work performed by the entity and capitalized	32,179	29,408	19,386
Employee benefits expenses	(102,834)	(99,856)	(89,244)
Other expenses	(146,478)	(161,656)	(160,646)
GROSS OPERATING RESULT	1,267,040	1,230,240	1,203,038
Depreciation and amortization expense	(195,488)	(193,432)	(177,419)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(6,609)	(9,440)	(2,962)
OPERATING INCOME	1,068,376	1,022,134	1,022,657
Total financial results	(140,101)	(159,753)	(174,979)
Total financial income	11,548	19,748	19,371
Cash and cash equivalents	8,573	12,533	13,297
Other financial income	2,975	7,215	6,074
Financial costs	(151,500)	(177,537)	(193,550)
Bank borrowings	(10,896)	(19,659)	(25,090)
Secured and unsecured obligations	(116,309)	(133,916)	(138,469)
Other	(24,295)	(23,962)	(29,991)
Foreign currency exchange differences	(149)	(1,964)	(800)
Total	308	190	474
Gain (loss) from other investments	6
Gain (loss) from the sale of property, plants and equipment	302	190	474
Income from continuing operations, before taxes	928,583	862,571	848,152
Income tax expenses, continuing operations	(302,350)	(310,823)	(336,689)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	626,233	551,748	511,463
NET INCOME	626,233	551,748	511,463
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	865,922	1,030,940	898,396
Net cash flows from (used in) investing activities	(386,559)	(378,451)	(390,586)
Net cash flows from (used in) financing activities	(705,497)	(601,744)	(575,395)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	551,843	488,825
Cash and cash equivalents	287,634	252,235
Other current financial assets	232
Other current non-financial assets	44,845	46,391
Trade and other current receivables	164,630	140,653
Current accounts receivable from related parties	4,223	3,732
Inventories	45,527	43,532
Current tax assets	4,752	2,282
TOTAL NON-CURRENT ASSETS	2,561,433	3,828,620
Other non-current non-financial assets	16,760
Investments accounted for using the equity method		1,428,462
Intangible assets other than goodwill	65,292	56,199
Property, plant and equipment	2,479,378	2,343,959
Deferred taxes Assets before compensation	3
TOTAL ASSETS	3,113,276	4,317,445
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	482,477	490,066
Other current financial liabilities	105,203	131,099
Trade and other current payables	235,240	222,164
Current accounts payable to related parties	46,685	35,138
Other current provisions	57,392	59,323
Current tax liabilities	13,739	13,435
Other current non-financial liabilities	24,218	28,907
TOTAL NON-CURRENT LIABILITIES	805,168	770,023
Other non-current financial liabilities	454,013	458,669
Trade and other non-current payables	10,868	10,460
Other long-term provisions	54,775	20,615
Deferred tax liabilities	254,591	249,631
Non-current provisions for employee benefits	6,245	5,130
Other non-current non-financial liabilities	24,676	25,518
TOTAL EQUITY	1,825,631	3,057,356
Equity attributable to shareholders of Enel Américas	1,825,631	3,057,356
Issued capital	1,618,125	2,658,595
Retained earnings	434,988	522,144
Share premium	1,758	6,052
Other reserves	(229,240)	(129,435)
TOTAL LIABILITIES AND EQUITY	3,113,276	4,317,445
Revenues and Other Operating Income	1,382,940	1,311,262	1,400,304
Revenues	1,372,801	1,272,802	1,354,866
Energy sales	1,306,624	1,231,486	1,162,579
Other sales	23,489	23,320	21,679
Other services rendered	42,688	17,996	170,608
Other operating income	10,139	38,460	45,438
Raw Materials and Consumables Used	(676,173)	(603,957)	(717,395)
Energy purchases	(473,129)	(422,384)	(434,666)
Fuel consumption	(68,807)	(134,183)	(123,975)
Transportation costs	(84,128)	(5,488)	(91,718)
Other miscellaneous supplies and services	(50,109)	(41,902)	(67,036)
Contribution Margin	706,767	707,305	682,909
Other work performed by the entity and capitalized	11,420	11,067	8,974
Employee benefits expenses	(64,674)	(65,766)	(63,674)
Other expenses	(92,020)	(88,585)	(88,768)
GROSS OPERATING RESULT	561,493	564,021	539,441
Depreciation and amortization expense	(121,500)	(119,297)	(121,731)
Impairment loss recognized in the period’s profit or loss	(1,307)		(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(4,418)	(564)	(5,894)
OPERATING INCOME	434,268	444,160	401,574
Total financial results	(30,553)	(18,583)	(33,422)
Total financial income	8,632	8,583	9,138
Cash and cash equivalents	4,845	4,451	7,341
Other financial income	3,787	4,132	1,797
Financial costs	(39,268)	(31,469)	(42,059)
Bank borrowings	(1,418)	(2,715)	(7,115)
Secured and unsecured obligations	(27,055)	(27,830)	(16,131)
Other	(10,795)	(924)	(18,813)
Foreign currency exchange differences	83	4,303	(501)
Total	10,664	31	3,687
Gain (loss) from other investments			17
Gain (loss) from the sale of property, plants and equipment	10,664	31	3,670
Income from continuing operations, before taxes	414,379	425,608	371,839
Income tax expenses, continuing operations	(125,187)	(134,059)	(114,853)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	289,192	291,549	256,986
NET INCOME	289,192	291,549	256,986
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	454,719	390,044	334,592
Net cash flows from (used in) investing activities	(208,685)	(89,786)	(1,085,017)
Net cash flows from (used in) financing activities	(215,929)	(259,879)	659,599
Reconciling Items And Eliminations [Member]
ASSETS
TOTAL CURRENT ASSETS	(170,543)	(184,732)
Trade and other current receivables	953	456
Current accounts receivable from related parties	(171,496)	(185,188)
TOTAL NON-CURRENT ASSETS	(9,948,765)	(8,679,955)
Other non-current non-financial assets	168	(29)
Non-current accounts receivable from related parties	(391,260)	(381,224)
Investments accounted for using the equity method	(10,082,185)	(8,831,325)
Goodwill	524,512	532,623
TOTAL ASSETS	(10,119,308)	(8,864,687)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	202,635	(35,630)
Trade and other current payables	155,032	136,745
Current accounts payable to related parties	47,603	(172,375)
TOTAL NON-CURRENT LIABILITIES	(403,298)	(246,841)
Trade and other non-current payables	6
Non-current accounts payable to related companies	(403,304)	(246,841)
TOTAL EQUITY	(9,918,645)	(8,582,216)
Equity attributable to shareholders of Enel Américas	(9,918,645)	(8,582,216)
Issued capital	(6,882,078)	(5,593,063)
Retained earnings	163,313	(289,343)
Share premium	(837,125)	(870,643)
Other reserves	(2,362,755)	(1,829,167)
TOTAL LIABILITIES AND EQUITY	(10,119,308)	(8,864,687)
Revenues and Other Operating Income	(74)	(248)
Other operating income	(74)	(248)
Raw Materials and Consumables Used		431
Energy purchases	543	1,598	2,650
Transportation costs	(543)	(1,167)	(2,650)
Contribution Margin	(74)	183
Other expenses		(182)
Other expenses	74		20
GROSS OPERATING RESULT		1	20
OPERATING INCOME		1	20
Total financial results	37,980	38,454
Total financial income	(21,656)	(40,787)	(31,337)
Other financial income	(21,656)	(40,787)	(31,337)
Financial costs	21,655	40,786	31,337
Other	21,655	40,786	31,337
Foreign currency exchange differences	37,981	38,455
Income from continuing operations, before taxes	37,980	38,455	20
INCOME AFTER TAX FROM CONTINUING OPERATIONS	37,980	38,455	20
NET INCOME	37,980	38,455	20
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	15,788	711	32,705
Net cash flows from (used in) investing activities	2,247,137	(415,740)	1,911,123
Net cash flows from (used in) financing activities	$ (2,262,925)	$ 415,161	$ (1,943,856)